Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

13. EARNINGS (LOSS) PER SHARE

The following table sets forth the basic and diluted earnings (loss) per share computation and provides a reconciliation of the numerator and denominator for the periods presented. Shares issuable for little consideration relating to the vested share options have been included in the number of outstanding shares used for basic earnings (loss) per share:

	For the Year Ended December 31,
	2019	2020	2021
	US$	US$	US$
Numerator:
Net income (loss) attributable to Yalla Group Limited’s shareholders	26,984,551	(2,067,723)	82,600,678
Earnings attributable to redeemable convertible preferred shareholders	(11,093,510)	—	—
Numerator for basic and diluted earnings (loss) per share calculation	15,891,041	(2,067,723)	82,600,678
Denominator:
Denominator for basic earnings (loss) per share calculation	73,393,941	91,755,810	148,739,986
Dilutive effect of outstanding share options	—	—	31,159,480
Denominator for diluted earnings (loss) per share calculation	73,393,941	91,755,810	179,899,466
Earnings (loss) per ordinary share
——Basic	0.22	(0.02)	0.56
——Diluted	0.22	(0.02)	0.46

The potential dilutive securities that have not been included in the calculation of diluted earnings (loss) per share as their inclusion would be anti-dilutive are as follow:

	For the Year Ended December 31,
	2019	2020	2021
Redeemable convertible preferred shares	51,236,189	—	—
Share options	—	35,764,660	—